Other Current and Long-term Liabilities	6 Months Ended
Jun. 30, 2013
Other Current and Long-term Liabilities
Other Current and Long-term Liabilities

8                 Other Current and Long-term Liabilities

Other current liabilities consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Fair value of swaps	$120,881	$130,100
Other current liabilities	365	365
Total	$121,246	$130,465

Other long-term liabilities consisted of the following (in thousands):

	As of June 30, 2013	As of December 31, 2012
Fair value of swaps	$112,279	$176,948
Other long-term liabilities	12,145	10,315
Total	$124,424	$187,263

Other long-term liabilities mainly consist of $4.9 million and $4.8 million as of June 30, 2013 and December 31, 2012, respectively, in relation to a deferred fee accrued pursuant to the Bank Agreement (refer to Note 9, Long-Term Debt), which will be cash settled on December 31, 2014 and is recorded at amortized cost.

In respect of the fair value of swaps, refer to Note 10a, Financial Instruments — Cash Flow Interest Rate Swap Hedges.